UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Two Sigma Active Extension U.S. All Cap Equity Portfolio, LLC

Address:    100 Avenue of the Americas
            16th Floor
            New York, NY  10013

13F File Number: 028-15404

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Matthew B. Siano, Esq.
Title:      Authorized Person
Phone:      (212) 625-5712

Signature, Place and Date of Signing:


 /s/ Matthew B. Siano            New York, New York            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-14367                       Two Sigma Advisers, LLC
     --------------------            ----------------------------



SK 21819 0053 1381773